Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Other Payables and Accrued Liabilities [Abstract]
Customers’ deposits		$ 351,700
Other	56,207	76,978
Totals	$ 56,207	$ 428,678